Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill	Goodwill
Recognition and measurement
Goodwill is not amortised; it is tested annually as at 30 September for impairment, regardless of whether there has been an impairment trigger, or more frequently if events or changes in circumstances indicate a potential impairment. Refer to note 4 for further information.

	2025 US$m	2024 US$m
Net book value
At 1 January	727	797
Adjustment on currency translation	76	(45)
Company no longer consolidated	–	(25)
Newly consolidated operations(a)	2,146	–
At 31 December	2,949	727
–cost	17,930	14,959
–accumulated impairment	(14,981)	(14,232)

At 1 January
–cost	14,959	16,237
–accumulated impairment	(14,232)	(15,440)
At 31 December, goodwill has been allocated as follows.

	2025 US$m	2024 US$m
Net book value
Lithium(a)	2,146	–
Richards Bay Minerals	412	364
Pilbara	334	310
Dampier Salt	57	53
Total	2,949	727
(a)Goodwill relates to the acquisition of Arcadium Lithium plc and has been allocated to the acquired business and our Rincon operation in Argentina. Refer to note 5 for further details.
11 Goodwill continued
Impairment tests for goodwill
Lithium
We acquired Arcadium Lithium plc on 6 March 2025. The purchase price allocation was completed during the final quarter of 2025, resulting in the recognition of goodwill of US$2.1 billion which has therefore been tested for impairment as at 31 December 2025. Goodwill has been allocated to the Lithium cash-generating units (including Rincon) which have a combined carrying value of US$10.3 billion including goodwill.
The goodwill balance principally relates to deferred tax liabilities on non-tax deductible fair value adjustments and also represents synergies from complementary technologies and geographies, and Rio Tinto’s financial strength and project development experience that can accelerate volume growth when supported by markets and returns.

Key accounting estimate	Impairment test of goodwill
The recoverable amount has been assessed by reference to the FVLCD methodology described in note 4, utilising post-tax cash flows expressed in real terms discounted at a weighted discount rate of 8.3% and classified as level 3 in the fair value hierarchy. The underlying cash flows are based on operating assumptions that focus on delivering the committed projects to reach capacity of 200 ktpa by 2028, accounting for 82% of the recoverable amount. Further expansions that bring our total capacity to 370 ktpa by 2035 represent 18% of the recoverable amount, with expansions having been risk adjusted for project specific factors, including in Argentina for the benefit of the
Regime for Large Investments (“RIGI”) potentially not being available.
The recoverable amount exceeds the carrying value by US$1.3 billion and accordingly no impairment has been recorded. The key assumption to which the determination is most sensitive is the long-run price for lithium carbonate. At 31 December 2025, market commentators used in our determination of consensus pricing have published forecast prices (adjusted to 2025 real-terms) in range $13.3/
kg lithium carbonate equivalent (LCE) to $22.0/kg LCE. For our impairment test we have used a long-run lithium carbonate price in the upper half of that range in recognition of positive market sentiment at the balance sheet date. With all other modelling inputs remaining constant, a reduction in the long-run price for lithium carbonate by 4.5% would reduce the net present value of cash-flows to equal the carrying value. To further illustrate the sensitivity of the recoverable amount, with all other inputs remaining constant, an increase in the weighted average discount rate to 9% would also result in the recoverable amount and carrying value being equal.

Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2025 (2024: no impairment charge). The recoverable amount has been assessed by reference to the CGU’s FVLCD, in line with the policy set out in note 4 and classified as level 3 under the fair value hierarchy.
FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-
tax discount rate of 8.6% (2024: 8.6%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in
FVLCD are set out below:

	2025 US$m	2024 US$m
5% increase in the titanium slag price	164	144
1% increase in the discount rate applied to post-tax cash flows	(147)	(135)
10% strengthening of the South African rand	201	232
Future selling prices and operating costs have been estimated in line with the policy set out in note 4. The recoverable amount of the CGU exceeds the carrying value when each of these sensitivities is applied while keeping all other assumptions constant.